ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2017	2016
Vessel operating expenses	6,111	4,022
Administrative expenses	552	1,414
Interest expense	6,688	8,364
	13,351	13,800